SCHEDULE OF NET REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total net revenue	$ 86,159	$ 10,683,243	$ 10,977,429	$ 10,978,571	$ 12,258,451
Total net revenue percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Grains, Oil, and Spices [Member]
Product Information [Line Items]
Total net revenue	$ 13,036	$ 81,322	$ 98,336	$ 473,481	$ 3,103,217
Total net revenue percentage	15.10%	0.80%	0.90%	4.30%	25.30%
Beverages, Alcohol and Tea [Member]
Product Information [Line Items]
Total net revenue	$ 23,245	$ 1,509,091	$ 1,527,256	$ 300,799	$ 1,808,015
Total net revenue percentage	27.00%	14.10%	13.90%	2.60%	14.70%
Meat, Poultry and Eggs [Member]
Product Information [Line Items]
Total net revenue	$ 6,343	$ 12,895	$ 42,616	$ 269,880	$ 5,355,829
Total net revenue percentage	7.30%	0.10%	0.40%	2.60%	43.70%
Other Food [Member]
Product Information [Line Items]
Total net revenue	$ 35,607	$ 620,552	$ 643,524	$ 726,158	$ 1,070,054
Total net revenue percentage	41.30%	5.80%	5.90%	6.60%	8.70%
Fresh Fruits and Vegetables [Member]
Product Information [Line Items]
Total net revenue	$ 6,864	$ 9,112	$ 74,009	$ 311,594	$ 597,828
Total net revenue percentage	8.00%	0.10%	0.70%	2.80%	4.90%
Groceries [Member]
Product Information [Line Items]
Total net revenue	$ 824	$ 93,162	$ 126,459	$ 43,980	$ 169,501
Total net revenue percentage	1.00%	0.90%	1.20%	0.40%	1.40%
Dried Seafood [Member]
Product Information [Line Items]
Total net revenue	$ 240	$ 832	$ 1,283	$ 18,326	$ 41,088
Total net revenue percentage	0.30%	0.00%	0.10%	0.20%	0.30%
SMS Service [Member]
Product Information [Line Items]
Total net revenue		$ 8,356,277
Total net revenue percentage	0.00%	78.20%
Technology Services [Member]
Product Information [Line Items]
Total net revenue			$ 8,463,946	$ 8,834,353	$ 112,919
Total net revenue percentage			76.90%	80.50%	1.00%